Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	$0.01 Par Value Common Stock	Preferred Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Safe & Green Stockholders’ Equity	Noncontrolling Interests	Total
Balance at Dec. 31, 2020	$ 85,962		$ 40,443,840		$ (22,276,546)	$ 18,253,256	$ 184,567	$ 18,437,823
Balance (in Shares) at Dec. 31, 2020	8,596,189
Stock-based compensation			1,736,531			1,736,531		1,736,531
Conversion of warrants to common stock	$ 2,263		704,925			707,188		707,188
Conversion of warrants to common stock (in Shares)	226,300
Issuance of common stock, net of issuance costs	$ 31,644		10,456,109			10,487,753		10,487,753
Issuance of common stock, net of issuance costs (in Shares)	3,164,384
Noncontrolling interest distribution							(3,745,134)	(3,745,134)
Net income (loss)					(10,832,674)	(10,832,674)	4,924,302	(5,908,372)
Balance at Dec. 31, 2021	$ 119,869		53,341,405		(33,109,220)	20,352,054	1,363,735	21,715,789
Balance (in Shares) at Dec. 31, 2021	11,986,873
Stock-based compensation	$ 200		1,914,656			1,914,856		1,914,856
Stock-based compensation (in Shares)	20,000
Issuance of restricted stock units	$ 433		(433)
Issuance of restricted stock units (in Shares)	43,333
Repurchase of common stock				(49,680)		(49,680)		(49,680)
Repurchase of common stock (in Shares)	(23,115)
Noncontrolling interest distribution							(2,254,000)	(2,254,000)
Net income (loss)					(4,586,120)	(4,586,120)	1,522,101	(3,064,019)
Balance at Sep. 30, 2022	$ 120,502		55,255,628	(49,680)	(37,695,340)	17,631,110	631,836	18,262,946
Balance (in Shares) at Sep. 30, 2022	12,027,091
Balance at Dec. 31, 2021	$ 119,869		53,341,405		(33,109,220)	20,352,054	1,363,735	21,715,789
Balance (in Shares) at Dec. 31, 2021	11,986,873
Stock-based compensation	$ 200		2,838,643			2,838,843		2,838,843
Stock-based compensation (in Shares)	20,000
Issuance of restricted stock units	$ 6,071		(6,071)
Issuance of restricted stock units (in Shares)	607,105
Repurchase of common stock				(49,680)		(49,680)		(49,680)
Noncontrolling interest distribution							(2,976,148)	(2,976,148)
Net income (loss)					(8,319,048)	(8,319,048)	1,229,806	(7,089,242)
Balance at Dec. 31, 2022	$ 126,140		56,173,977	(49,680)	(41,428,268)	14,822,169	(382,607)	14,439,562
Balance (in Shares) at Dec. 31, 2022	12,613,978
Balance at Jun. 30, 2022	$ 120,502		54,660,934		(35,241,757)	19,539,679	824,404	20,364,083
Balance (in Shares) at Jun. 30, 2022	12,050,206
Stock-based compensation			594,694			594,694		594,694
Repurchase of common stock				(49,680)		(49,680)		(49,680)
Repurchase of common stock (in Shares)	(23,115)
Noncontrolling interest distribution							(98,000)	(98,000)
Net income (loss)					(2,453,583)	(2,453,583)	(94,568)	(2,548,151)
Balance at Sep. 30, 2022	$ 120,502		55,255,628	(49,680)	(37,695,340)	17,631,110	631,836	18,262,946
Balance (in Shares) at Sep. 30, 2022	12,027,091
Balance at Dec. 31, 2022	$ 126,140		56,173,977	(49,680)	(41,428,268)	14,822,169	(382,607)	14,439,562
Balance (in Shares) at Dec. 31, 2022	12,613,978
Stock-based compensation			3,210,631			3,210,631		3,210,631
Issuance of restricted common stock	$ 2,875		434,450			437,325		437,325
Issuance of restricted common stock (in Shares)	287,512
Issuance of restricted stock units	$ 30,146		(30,146)
Issuance of restricted stock units (in Shares)	3,014,617
Common stock issued for services	$ 500		47,000			47,500		47,500
Common stock issued for services (in Shares)	50,000
Issuance of warrants and restricted common stock	$ 500		353,739			354,239		354,239
Issuance of warrants and restricted common stock (in Shares)	50,000
Noncontrolling interest distribution							(46,417)	(46,417)
Treasury stock				(42,716)		(42,716)		(42,716)
Distribution of SG DevCorp			6,875,567		(8,220,004)	(1,344,437)	1,344,437
Conversion of short-term notes payable	$ 4,667		695,333			700,000		700,000
Conversion of short-term notes payable (in Shares)	466,664
Net income (loss)					(12,683,098)	(12,683,098)		(12,683,098)
Balance at Sep. 30, 2023	$ 164,828		67,760,551	(92,396)	(62,331,370)	5,501,613	915,413	6,417,026
Balance (in Shares) at Sep. 30, 2023	16,482,771
Balance at Jun. 30, 2023	$ 160,161		60,189,651	(92,396)	(50,503,232)	9,754,184	(429,024)	9,325,160
Balance (in Shares) at Jun. 30, 2023	16,016,107
Distribution of SG DevCorp			6,875,567		(8,220,004)	(1,344,437)	1,344,437
Conversion of short-term notes payable	$ 4,667		695,333			700,000		700,000
Conversion of short-term notes payable (in Shares)	466,664
Net income (loss)					(3,608,134)	(3,608,134)		(3,608,134)
Balance at Sep. 30, 2023	$ 164,828		$ 67,760,551	$ (92,396)	$ (62,331,370)	$ 5,501,613	$ 915,413	$ 6,417,026
Balance (in Shares) at Sep. 30, 2023	16,482,771